NONCONTROLLING INTEREST (Parenthetical) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 20, 2014	Nov. 07, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Apr. 30, 2014	Dec. 31, 2010
Noncontrolling Interest Note [Line Items]
Stock based compensation			$ 118	$ 1,699	$ 2,271
Beijing Xinsi Yijia Technology Co., Ltd. ('Xinsi Yijia') [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage			67.50%
China Super Media Holdings Limited ('CSM Holdings')
Noncontrolling Interest Note [Line Items]
Equity interest percentage			100.00%
Beijing N-S Information Technology Co., Ltd ("N-S Information Technology", originally named as N-S Investment Holdings Co., Ltd) [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage			100.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Beijing Xinsi Yijia Technology Co., Ltd. ('Xinsi Yijia') [Member]
Noncontrolling Interest Note [Line Items]
Percentage of equity interest acquired									100.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | China Super Media Holdings Limited ('CSM Holdings')
Noncontrolling Interest Note [Line Items]
Equity interest percentage							67.50%	75.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Yuewu Yuntian [Member]
Noncontrolling Interest Note [Line Items]
Percentage of equity interest acquired										10.00%
Equity interest percentage							13.50%	15.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Beijing Holch Capital Investment Center ('Holch Capital') [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage							9.00%	10.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Beijing Gehua CATV Network Co Ltd [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage							10.00%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage						76.90%
Stock based compensation				$ 963
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Beijing N-S Information Technology Co., Ltd ("N-S Information Technology", originally named as N-S Investment Holdings Co., Ltd) [Member]
Noncontrolling Interest Note [Line Items]
Percentage of equity interest acquired						30.00%
Equity interest percentage				46.90%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Beijing Ying Zhi Cheng Technology Co., Ltd
Noncontrolling Interest Note [Line Items]
Equity interest percentage	5.20%			23.10%		23.10%
Percentage of equity interest transferred	17.90%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Intel Semiconductor (Dalian) Ltd
Noncontrolling Interest Note [Line Items]
Equity interest percentage				30.00%
Beijing Super Movie Technology Co., Ltd ('Super Movie') [Member]
Noncontrolling Interest Note [Line Items]
Dissolved date of company		Nov. 07, 2013